RELATED PARTY TRANSACTIONS - Schedules of Related Party Transactions (Details) - The Dow Chemical Company [Domain] - DuPont and its Affiliates - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Accounts and notes receivable - Other	$ 89	$ 12
Accounts payable - Other	19	$ 11
Net sales	55
Cost of sales	$ 42